Document and Entity Information	6 Months Ended
Jul. 31, 2013
Document and Entity Information: [Abstract]
Entity Registrant Name	Eaton Scientific Systems, Inc.
Document Type	10-Q
Document Period End Date	Jul 31, 2013
Amendment Flag	false
Entity Central Index Key	0001490873
Current Fiscal Year End Date	--01-31
Entity Common Stock, Shares Outstanding	443,000,686
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	Q2

Consolidated Balance Sheets (Unaudited) (USD $)	Jul. 31, 2013	Jan. 31, 2013
Current assets [Abstract]
Cash and cash equivalents	$ 30,479	$ 287,421
Prepaid expenses		5,000
Total current assets	30,479	292,421
Property and equipment, net	11,785	1,668
Intangible assets, net	40,240	31,057
TOTAL ASSETS	82,504	325,146
Current Liabilities [Abstract]
Accounts payable and accrued expenses	147,102	86,509
Related party payables	118,944	6,037
Total current liabilities	266,046	92,546
Related party loans	334,370	467,824
Notes and loans payable	250,000	250,000
Total Liabilities	850,416	810,370
Stockholders' Deficit [Abstract]
Preferred Stock, $.001 par, 50,000,000 shares authorized, none ssued and outstanding
Common stock, $.0001 par, 650,000,000 shares authorized, 443,000,686 ssued and outstanding at July 31, 2013 and January 31, 2013, respectively	44,300	44,300
Additional paid in capital	715,699	271,533
Accumulated Deficit	(1,527,911)	(801,057)
Total Stockholders' (Deficit)	(767,912)	(485,224)
TOTAL LIABILITIES AND STOCKHOLDERS' (DEFICIT)	$ 82,504	$ 325,146

Consolidated Balance Sheets (Parenthetical) (USD $)	Jul. 31, 2013	Jan. 31, 2013
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	50,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common Stock, par value	$ 0.0001	$ 0.0001
Common Stock, shares authorized	650,000,000	650,000,000
Common Stock, shares issued	443,000,686	443,000,686
Common Stock, shares outstanding	443,000,686	443,000,686

Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		90 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2013
Income from operations: [Abstract]
Revenue
Cost of sales
Gross Profit
General and administrative expenses	133,388	12,686	259,541	23,234	809,365
Net (loss) from operations	(133,388)	(12,686)	(259,541)	(23,234)	(809,365)
Interest expense	(9,979)	0	(20,610)	0	(36,010)
Depreciation and amortization	(1,538)	(400)	(2,537)	(1,001)	(16,287)
Amortization of deferred compensation	(222,083)	0	(444,166)	0	(666,249)
Total other income (expenses)	(233,600)	(400)	(467,313)	(1,001)	(718,546)
Net (loss)	$ (366,988)	$ (13,086)	$ (726,854)	$ (24,235)	$ (1,527,911)
Net (loss) per common share - basic and diluted	$ (0.001)	$ 0	$ (0.002)	$ 0
Weighted average common shares outstanding - basic and diluted	443,000,686	394,435,897	443,000,686	380,250,860

Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		90 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2013
Cash Flows from operations: [Abstract]
Net (loss)	$ (726,854)	$ (24,235)	$ (1,527,911)
Adjustments to reconcile net (loss) to net cash (used in) operating activities: [Abstract]
Expenses converted to notes payable			273,000
Deprecation and amortization expense	2,537	1,001	16,286
Stock compensation		5,638	87,501
Stock options / amortization of stock options	444,166		666,249
Changes in operating assets and liabilties: [Abstract]
Increase in prepaid expenses	5,000
Increase (decrease) in accounts payable and accrued expenses	60,594	(1,319)	132,689
Increase in related party payables	112,908	19,100	133,359
Net cash (used in) operating activities	(101,649)	185	(218,827)
Cash Flows from investing activities: [Abstract]
Purchase of property and equipment	(10,764)		(12,432)
Purchase of software license	(5,256)		(5,256)
Product development costs	(5,818)	(181)	(50,625)
Net cash (used in) investing activities	(21,838)	(181)	(68,313)
Cash Flows from financing activities: [Abstract]
Proceeds from related party loans			513,400
Repayment of related party loans	(133,455)		(202,031)
Proceeds from issuance of common stock			6,250
Net cash provided by financing activities	(133,455)		317,619
Net increase (decrease) in cash	(256,942)	4	30,479
Cash - end of period	30,479	163	30,479
NON-CASH ACTIVITIES [Abstract]
100-1 reverse stock split			7,500
Recapitalization due to share exchange			(45,626)
SUPPLEMENTAL INFORMATION [Abstract]
Interest paid
Income taxes paid

Nature of Business and Continuance of Operations	6 Months Ended
Jul. 31, 2013
Notes [Abstract]
Nature of Business and Continuance of Operations

NOTE 1: Nature of Business and Continuance of Operations

The accompanying unaudited interim consolidated financial statements of Eaton Scientific Systems, Inc. (”the Company”) have been prepared in accordance with generally accepted accounting principles for interim financial information and with the instructions to Form 10-Q and Item 210 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. These interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes included thereto for the year ended January 31, 2013, on Form 10-K, as filed with the Securities and Exchange Commission on May 16, 2013, as the interim disclosures generally do not repeat those in the annual statements.

The Company is a development stage company as defined by ASC 915-10, “Accounting and Reporting by Development Stage Enterprises”. A development stage enterprise is one in which planned principal operations have not commenced or, if its operations have commenced, there has been no significant revenues therefrom.

The Company was incorporated in the state of Nevada on December 8, 2009 under the name Pristine Solutions, Inc. The Company’s wholly owned subsidiary, Pristine Solutions Limited, was incorporated under the laws of Jamaica. The Company’s original business plan focused on developing a network of sales points for the sale and service of tankless water heaters in Jamaica, through Pristine Solutions Limited.

On August 23, 2012, the Company and its controlling stockholders entered into a Share Exchange Agreement (the “Share Exchange”) with Eaton Scientific Systems, Ltd., a Nevada corporation (“ESSL”) and the shareholders of ESSL (the “ESSL Shareholders”), whereby the Company acquired 25,000,000 shares of common stock (100%) of ESSL (the “ESSL Stock”) from the ESSL Shareholders.  In exchange for the ESSL Stock, the Company issued 25,000,000 shares of its common stock to the ESSL Shareholders (the “Share Exchange”).

In conjunction with the Share Exchange and Common Stock Purchase Agreement, the total shares held by the ESSL Shareholders are 265,000,000, or approximately 59.8% of the issued and outstanding common stock of the Company as of October 30, 2012.  In addition, certain ESSL shareholders owning a total of 135,779,375 shares of the Company’s common stock, representing approximately 30.64% of the issued and outstanding common stock of the Company, entered into three (3) separate twenty-four (24) month Lock-Up Agreements.

As a result of the Share Exchange and Common Stock Purchase Agreement, (i) there was a change in control of the Company; (ii) ESSL became the Company’s wholly owned subsidiary; and (iii) the Company intends to continue the ESSL operations as its primary business.  In addition, on November 27, 2012, the Company changed its name to Eaton Scientific Systems, Inc.

NOTE: The following notes and any further reference made to “the Company”, "we", "us", "our" and "Eaton" shall mean Eaton Scientific Systems, Inc. (formerly Pristine Solutions, Inc.) and its wholly-owned subsidiary, Eaton Scientific Systems, Ltd., unless otherwise indicated.

Headquartered in Beverly Hills, California, the Company is engaged in biomedical product development in the area of women’s health.  The Company’s mission is to provide solutions to women’s health issues surrounding pre-menopausal, peri-menopausal and post-menopausal conditions. The Company intends to develop non-hormonal treatments, and address the specific need for a non-hormonal solution to “Hot-Flashes”, a common symptom experienced by many pre-menopausal and post-menopausal women.

The Company has recently finished its first Clinical Trial Protocol, and is prepared to conduct the Study. On May 14, 2013, the Company entered into a Clinical Trial/Study Agreement with the American Institute of Research (the “CTS Agreement”) to, among other things, conduct the Study.  The purpose of the Study will be to demonstrate that Tropine 3, its novel new indication of Homatropine, and existing FDA Approved drug currently used to treat heavy coughing, has the ability to provide relief to pre-menopausal, menopausal and post-menopausal women suffering from hot flashes. The Company’s technical mission is to prove its central thesis that Homatropine in an oral suspension formula can reduce hot flashes in pre-menopausal, menopausal and post-menopausal women through multiple clinical trial validations

Going Concern

These consolidated financial statements have been prepared on a going concern basis, which implies that the Company will continue to realize its assets and discharge its liabilities in the normal course of business. The Company has not generated significant revenues to date and has never paid any dividends and is unlikely to pay dividends or generate significant earnings in the immediate or foreseeable future.  As at July 31, 2013, the Company had working capital deficit of $235,567, and an accumulated deficit of $1,527,911. The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders, the ability to raise equity or debt financing, and the attainment of profitable operations from the Company's future business. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern.

The financial statements reflect all adjustments consisting of normal recurring adjustments, which, in the opinion of management, are necessary for a fair presentation of the results for the periods shown. The financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts of and classification of liabilities that might be necessary in the event the Company cannot continue in existence.

Summary of Significant Accounting Policies	6 Months Ended
Jul. 31, 2013
Notes [Abstract]
Summary of Significant Accounting Policies

NOTE 2: Summary of Significant Accounting Policies

This summary of significant accounting policies is presented to assist in understanding the Company’s financial statements.  These accounting policies conform to accounting principles, generally accepted in the United States of America, and have been consistently applied in the preparation of the financial statements.

Basis of Presentation

These consolidated financial statements and related notes are prepared in accordance with generally accepted accounting principles in the United States and are expressed in US dollars. The Company’s fiscal year end is January 31.

Development Stage Company

The Company is a development stage company as defined by ASC 915-10-05, “Development Stage Entity.” The Company is still devoting substantially all of its efforts on establishing the business, and its planned principal operations have not commenced.  All losses accumulated, since inception, have been considered as part of the Company’s development stage activities.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, Eaton Scientific Systems, Ltd. (“ESSL”). All significant inter-company accounts and transactions have been eliminated.

Use of Estimates

The preparation of consolidated financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The Company regularly evaluates estimates and assumptions related to long-lived assets and deferred income tax asset valuation allowances. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. All adjustments necessary for a fair statement of the results for the interim periods have been made, and all adjustments are of a normal recurring nature. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

Cash and Cash Equivalents

The Company considers all highly liquid instruments with maturity of three months or less at the time of purchase to be cash equivalents. As of July 31, 2013 and January 31, 2013, the Company had no cash equivalents.

Property and Equipment

Property and equipment is comprised of office equipment, recorded at cost and depreciated using the straight-line method over the estimated useful lives of 5 to 7 years. Maintenance and repairs are charged to expense as incurred. Significant renewals and betterments are capitalized.  During the six months ended July 31, 2013 and the year ended January 31, 2013, respectively, $10,763 and $1,668 were capitalized to property and equipment.

Intangible Assets

Intangible assets consist of legal and other costs incurred in connection with the development of pending patents, and are capitalized and amortized over the shorter of the economic or legal life of the patent and/or software license. During the six months ended July 31, 2013 and the year ended January 31, 2013, respectively, $11,074 and $8,751 were capitalized to intangible assets.

Impairment of Long-Lived Assets

The Company’s long-lived assets, including intangibles, are reviewed for impairment whenever events or changes in circumstances indicate that the historical-cost carrying value of an asset may no longer be appropriate. The Company assesses recoverability of the asset by comparing the undiscounted future net cash flows expected to result from the asset to its carrying value. If the carrying value exceeds the undiscounted future net cash flows of the asset, an impairment loss is measured and recognized. An impairment loss is measured as the difference between the net book value and the fair value of the long-lived asset.

Due to the Company’s recurring losses, the costs related to its patents were evaluated for impairment and it was determined that future cash flows were sufficient for recoverability of the asset. There can be no assurance, however, that market conditions will not change or demand for the Company’s products under development will continue.  Either of these could result in future impairment of long-lived assets.

Financial Instruments

Pursuant to ASC 820, Fair Value Measurements and Disclosures and ASC 825, Financial Instruments, an entity is required to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 and 825 establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 and 825 prioritizes the inputs into three levels that may be used to measure fair value:

Level 1      Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2      Level 2 applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3      Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company’s financial instruments consist principally of cash, accounts payable, and accrued liabilities. Pursuant to ASC 820 and 825, the fair value of cash is determined based on “Level 1” inputs, which consist of quoted prices in active markets for identical assets. The recorded values of all other financial instruments approximate their current fair values because of their nature and respective maturity dates or durations.

Revenue Recognition

The Company recognizes revenue in accordance with ASC 605, Revenue Recognition. Revenue is recognized only when the price is fixed or determinable, persuasive evidence of an arrangement exists, the service has been provided, and collectability is reasonably assured.  As of July 31, 2013 and January 31, 2013, no revenue has been recognized, as the Company has not commenced operations.

Stock-Based Compensation

The Company records stock-based compensation in accordance with ASC 718, Share-Based Payments, using the fair value method. All transactions in which goods or services are the consideration received for the issuance of equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable. Equity instruments issued to employees and the cost of the services received as consideration are measured and recognized based on the fair value of the equity instruments issued.

Basic and Diluted Net Income (Loss) Per Share

The Company computes net income (loss) per share in accordance with ASC 260, Earning per Share.  ASC 260 requires presentation of both basic and diluted earnings per share (EPS) on the face of the income statement. Basic EPS is computed by dividing net income (loss) available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period using the treasury stock method and convertible preferred stock using the if-converted method. In computing Diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excludes all dilutive potential shares if their effect is anti dilutive.

Comprehensive Loss

ASC 220, Comprehensive Income, establishes standards for the reporting and display of comprehensive loss and its components in the financial statements. As at July 31, 2013 and January 31, 2013, the Company has no items that represent comprehensive loss and, therefore, has not included a schedule of comprehensive loss in the financial statements.

Recent Accounting Pronouncements

The Company evaluates the pronouncements of various authoritative accounting organizations, primarily the Financial Accounting Standards Board (“FASB”), the US Securities and Exchange Commission (“SEC”), and the Emerging Issues Task Force (“EITF”), to determine the impact of new pronouncements on US GAAP and the impact on the Company. The Company has recently adopted the following new accounting standards:

Adopted:

Effective January 2012, the Company adopted ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (ASU 2011-04). ASU 2011-04 represents the converged guidance of the Financial Accounting Standards Board (FASB) and the International Accounting Standards Board (IASB) on fair value measurement. A variety of measures are included in the update intended to either clarify existing fair value measurement requirements, change particular principles requirements for measuring fair value or for disclosing information about fair value measurements. For many of the requirements, the FASB does not intend to change the application of existing requirements under Accounting Standards Codification (ASC) Topic 820, Fair Value Measurements. ASU 2011-04 was effective for interim and annual periods beginning after December 15, 2011. The adoption of this update did not have a material impact on the consolidated financial statements.

Effective January 2012, the Company adopted ASU No. 2011-05, Presentation of Comprehensive Income (ASU 2011-05). ASU 2011-05 is intended to increase the prominence of items reported in other comprehensive income and to facilitate convergence of accounting guidance in this area with that of the IASB. The amendments require that all non-owner changes in shareholders’ equity be presented in a single continuous statement of comprehensive income or in two separate but consecutive statements. In December 2011, the FASB issued ASU No. 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 (ASU 2011-12). ASU 2011-12 defers the provisions of ASU 2011-05 that require the presentation of reclassification adjustments on the face of both the statement of income and statement of other comprehensive income. Amendments under ASU 2011-05 that were not deferred under ASU 2011-12 will be applied retrospectively for fiscal years, and interim periods within those years, beginning after December 15, 2011. The adoption of this update did not have a material impact on the consolidated financial statements.

Not Yet Adopted:

In February 2013, the FASB issued ASU No. 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive (ASU 2013-02). This guidance is the culmination of the FASB’s deliberation on reporting reclassification adjustments from accumulated other comprehensive income (AOCI). The amendments in ASU 2013-02 do not change the current requirements for reporting net income or other comprehensive income. However, the amendments require disclosure of amounts reclassified out of AOCI in its entirety, by component, on the face of the statement of operations or in the notes thereto. Amounts that are not required to be reclassified in their entirety to net income must be cross-referenced to other disclosures that provide additional detail. This standard is effective prospectively for annual and interim reporting periods beginning after December 15, 2012. The Company is evaluating the effect, if any, the adoption of ASU 2013-02 will have on its consolidated financial statements.

In April 2013, the FASB issued ASU No. 2013-07, Presentation of Financial Statements (Top 205): Liquidation Basis of Accounting. The objective of ASU No. 2013-07 is to clarify when an entity should apply the liquidation basis of accounting and to provide principles for the measurement of assets and liabilities under the liquidation basis of accounting, as well as any required disclosures. The amendments in this standard is effective prospectively for entities that determine liquidation is imminent during annual reporting periods beginning after December 15, 2013, and interim reporting periods therein. We are evaluating the effect, if any, adoption of ASU No. 2013-07 will have on our consolidated financial statements.

Other recent accounting pronouncements issued by the FASB (including its Emerging Issues Task Force), the American Institute of Certified Public Accountants, and the United States Securities and Exchange Commission did not or are not believed by management to have a material impact on the Company's present or future financial statements.

Prepaid Expenses	6 Months Ended
Jul. 31, 2013
Notes [Abstract]
Prepaid Expenses

NOTE 3: PREPAID EXPENSES

Prepaid expenses consist of certain consulting fees paid in advance of services rendered. As of July 31, 2013 and January 31, 2013, respectively, the Company had $0 and $5,000 in prepaid expenses.

Property and Equipment	6 Months Ended
Jul. 31, 2013
Notes [Abstract]
Property and Equipment

NOTE 4: PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	July 31, 2013	January 31, 2013
Office equipment	$5,474	$1,668
Furniture and fixtures	6,958	-
Sub-total	12,432	1,668
Accumulated depreciation	(647)	-
Property and equipment, net	$11,785	$1,668

Depreciation expense totaled $647 and $0 for the six months ended July 31, 2013 and July 31, 2012, respectively.

Intangible Assets	6 Months Ended
Jul. 31, 2013
Notes [Abstract]
Intangible Assets

NOTE 5: INTANGIBLE ASSETS

Intangible assets consists of the following:

	July 31, 2013	January 31, 2013
Product development costs	$50,625	$44,806
Software license	5,256	-
Sub-total	55,881	44,806
Accumulated amortization	(15,641)	(13,749)
Intangible assets, net	$40,240	$31,057

Amortization expense totaled $1,890 and $1,001 for the six months ended July 31, 2013 and July 31, 2012, respectively.

Related Party Transactions	6 Months Ended
Jul. 31, 2013
Notes [Abstract]
Related Party Transactions

NOTE 6: Related Party Transactions

Due to affiliates and related parties consists of the following:

	July 31, 2013	January 31, 2013
Related party loans
Loans to the Company	$61,370	$194,824
Notes payable for accrued compensation	273,000	273,000
Total related party loans	334,370	467,824
Related party payable
Accrued compensation	128,000	6,000
Reimbursable expenses	(9,056)	37
Total related party payable	118,944	6,037
Total related party transactions	$453,314	$473,861

During the six months ended July 31, 2013, cash loans decreased by $(133,454), unpaid compensation increased by $122,000, and reimbursable expenses receivable increased by $(9,093). As at July 31, 2013, affiliates and related parties are due a total of $453,314, which is comprised of $61,370 in cash loans, $273,000 of accrued compensation converted to notes payable, $128,000 in unpaid compensation, and $(9,056) due from related parties for reimbursable expenses.~

On August 31, 2012, the Company issued a Promissory Note in the amount of $168,000 to Huntington Chase Financial Group (“HCFG”), a Nevada corporation, whose principal is a related party, for all unpaid compensation owing under a related consulting agreement dated July 10, 2008.  The promissory note is payable within three (3) years, and accrues interest at a rate of 7% per annum.  Interest in the amount of $10,761 and $4,930 has been accrued as of July 31, 2013 and January 31, 2013, respectively, and is included as an accrued expense on the accompanying consolidated balance sheets.

On January 1, 2013, the Company entered into a Consulting Agreement with HCFG. The consulting agreement provides for HCFG to provide advisory services to the Company for a period of three years for compensation in the amount of $15,000 per month, plus a one-time payment of $90,000 for prior services rendered.  On January 31, 2013, a Promissory Note was issued by the Company in the amount of $105,000 for unpaid compensation owing under this agreement through January 31, 2013.  The promissory note is payable within three (3) years, and accrues interest at a rate of 7% per annum. Interest in the amount of $3,645 and $0 has been accrued as of July 31, 2013 and January 31, 2013, respectively, and is included as an accrued expense on the accompanying consolidated balance sheets. In addition, as of July 31, 2013, $90,000 in compensation not included in the promissory note has been recorded as related party unpaid compensation.

On January 7, 2013, the Company issued a Convertible Promissory Note in the amount of $195,000 to a related party for cash loans made to the Company.  The promissory note accrues interest at a rate of 6% per annum, and is convertible into the Company’s common stock. A total of $133,454 and $176, in principal repayments were made during the six months ended July 31, 2013 and the year ended January 31, 2013, respectively, resulting in a principal balance of $61,370 and $194,824 as of July 31, 2013 and January 31, 2013, respectively.  Interest in the amount of $13,180 and $9,485 has been accrued as of July 31, 2013 and January 31, 2013, respectively, and is included as an accrued expense on the accompanying consolidated balance sheets.

On September 1, 2012, the Company entered into an employment agreement with Mr. Michael J. Borkowski (the “Employment Agreement”) to serve as the Company’s President, CEO, and Director of the Board of Directors. The Employment Agreement is for a term of three (3) years, and includes compensation in the amount of $72,000 per year, bonus compensation in the amount of $100,000 contingent upon the Company meeting certain goals, 5,000,000 stock options, and certain other benefits in the event they are offered by the Company in the future. As of July 31, 2013 and January 31, 2013, respectively, $38,000 and $6,000 has been recorded as related party unpaid compensation.

As of July 31, 2013 and January 31, 2013, respectively, the Company has accrued $27,586 and $14,414 in interest on related party loans.

Notes and Loans Payable	6 Months Ended
Jul. 31, 2013
Notes [Abstract]
Notes and Loans Payable

NOTE 7: NOTES AND LOANS PAYABLE

On January 7, 2013, the Company issued a Convertible Promissory Note in the amount of $250,000 to a non-related party (the “Convertible Note”). The Convertible Note is payable within two (2) years, accrues interest at a rate of 6% per annum, and is convertible into the Company’s common stock. Interest in the amount of $8,424 and $986 has been recorded as of July 31, 2013 and January 31, 2013, respectively, and is included as an accrued expense on the accompanying consolidated balance sheets.

As of July 31, 2013 and January 31, 2013, respectively, the Company has accrued $8.424 and $986 in interest on notes and loans payable

Commitments and Contingencies	6 Months Ended
Jul. 31, 2013
Notes [Abstract]
Commitments and Contingencies

NOTE 8: COMMITMENTS AND CONTINGENCIES

On August 28, 2012, the Company’s wholly owned subsidiary, Eaton Scientific Systems, Ltd. entered into a Consulting Agreement with Dr. David Stark (the “Stark Agreement”).  The Stark Agreement, effective September 1, 2012, is for a period of 12 months, and provides compensation in the amount of $4,000 per month. As of July 31, 2013 and January 31, 2013, respectively $32,500 and $11,000 in unpaid compensation has been included in accounts payable on the accompanying consolidated balance sheets.

On May 14, 2013, the Company entered into a Clinical Trial/Study Agreement with the American Institute of Research (the “CTS Agreement”).  The purpose of the Study will be to demonstrate that Tropine 3, its novel new indication of Homatropine, and existing FDA Approved drug currently used to treat heavy coughing, has the ability to provide relief to pre-menopausal, menopausal and post-menopausal women suffering from hot flashes. Pursuant to the CTS Agreement, the cost for the Study is approximately $257,875, based upon 50 (fifty) patients, not to exceed a cost of $5,037.50 per patient, plus preparation and pharmaceutical fees of $6,000.

Common Stock	6 Months Ended
Jul. 31, 2013
Notes [Abstract]
Common Stock

NOTE 9: COMMON STOCK

On February 27, 2012, the Company authorized an increase to the authorized number of shares of common stock from 100,000,000 shares to 650,000,000 shares and decreased the authorized preferred stock from 100,000,000 shares to 50,000,000 shares.  In addition, the par value of the Company’s common stock was changed from $0.001 per share to $0.0001 per share.

The following reflects the common stock transactions as adjusted for the change in par value.

In June 2012, the Company issued 1,409,375 shares of its common stock for services rendered valued at $5,638.  As a result, $5,497 has been recorded as paid in capital.

In July 2012, the Company effected a 4-1 reverse split, whereby each shareholder would receive one (1) share of common stock for each four (4) shares of common stock held.  The reverse split resulted in the 100,000,000 shares issued and outstanding to be reduced by (75,000,000) shares, leaving 25,000,000 total shares of common stock issued and outstanding.

On August 23, 2012, in connection with the Share Exchange, the Company’s common shares were recapitalized by an addition of 418,000,686 common stock shares.  As a result, $41,800 was recorded to paid in capital.

As of July 31, 2013 and January 31, 2013, 443,000,686 shares of the Company’s common stock were issued and outstanding.

Warrants and Options	6 Months Ended
Jul. 31, 2013
Notes [Abstract]
Warrants and Options

NOTE 10: WARRANTS AND OPTIONS

On September 1, 2012, the Company adopted the Employee Stock Option Plan (“2012 Plan”), wherein 25,000,000 shares of common stock were reserved for issuance. The 2012 Plan is intended to assist the Company in securing and retaining key employees, directors and consultants by allowing them to participate in the Company's ownership and growth through the grant of incentive and non-qualified options.

On September 1, 2012, the Company, under its 2012 Plan, granted qualified stock options to purchase 6,500,000 shares of its common stock.  Of the total options granted, 5,000,000 were granted to the sole officer of the Company at $0.10 per share, and 1,500,000 were granted to a consultant at $0.25 per share.  All options are for a period 5 years, vest quarterly over a period of two (2) years, and were valued using the Black-Scholes valuation method at $0.41 per share, or $2,665,000, which is being amortized over a 24-month period.

Options Outstanding		Remaining	Exercise Price	Weighted
	Number of	Contractual Life	times Number	Average
Exercise Price	Shares	(in years)	of Shares	Exercise Price

$0.10	5,000,000	4.25	$500,000	$0.10
$0.25	1,500,000	4.25	375,000	$0.25
	6,500,000	4.25	$875,000	$0.20

Options Activity		Weighted
	Number	Average
	of Shares	Exercise Price

Outstanding at January 31, 2013	6,500,000	$0.20
Issued	-	-
Exercised	-	-
Expired / Cancelled	-	-
Outstanding at July 31, 2013	6,500,000	$0.20

During the six months ended July 31, 2013 and the year ended January 31, 2013, respectively, the Company expensed a total of $444,166 and $222,083 in stock option compensation. There remains $1,998,751 and $2,442,917 in deferred stock option compensation at July 31, 2013 and January 31, 2013, respectively, to be amortized over the next 15 months.

As of July 31, 2013 and January 31, 2013, the Company has no warrants and 6,500,000 options issued and outstanding.

Income Taxes	6 Months Ended
Jul. 31, 2013
Notes [Abstract]
Income Taxes

NOTE 11: INCOME TAXES

The components of the net deferred tax asset at July 31, 2013 and January 31, 2013, the statutory tax rate, the effective tax rate and the amount of the valuation allowance are indicated below:

	July 31, 2013	January 31, 2013

Income (Loss) Before Taxes	$(726,854)	$(570,344)
Statutory rate	34%	34%

Computed expected tax payable (recovery)	$247,200	$194,300
Non-deductible expenses	(800)	(400)
Change in valuation allowance	(246,400)	(193,900)

Reported income taxes	$–	$–

The significant components of deferred income tax assets and liabilities at July 31, 2013 and January 31, 2013 are as follows:

	July 31, 2013	January 31, 2013

Net operating loss carried forward	$518,200	$271,900

Valuation allowance	(518,200)	(271,900)

Net deferred income tax asset	$–	$–

Nature of Business and Continuance of Operations (Policies)	6 Months Ended
Jul. 31, 2013
Policies [Abstract]
Going Concern

Going Concern

These consolidated financial statements have been prepared on a going concern basis, which implies that the Company will continue to realize its assets and discharge its liabilities in the normal course of business. The Company has not generated significant revenues to date and has never paid any dividends and is unlikely to pay dividends or generate significant earnings in the immediate or foreseeable future.  As at July 31, 2013, the Company had working capital deficit of $235,567, and an accumulated deficit of $1,527,911. The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders, the ability to raise equity or debt financing, and the attainment of profitable operations from the Company's future business. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern.

The financial statements reflect all adjustments consisting of normal recurring adjustments, which, in the opinion of management, are necessary for a fair presentation of the results for the periods shown. The financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts of and classification of liabilities that might be necessary in the event the Company cannot continue in existence.

Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jul. 31, 2013
Policies [Abstract]
Basis of Presentation

Basis of Presentation

These consolidated financial statements and related notes are prepared in accordance with generally accepted accounting principles in the United States and are expressed in US dollars. The Company’s fiscal year end is January 31.

Development Stage Company

Development Stage Company

The Company is a development stage company as defined by ASC 915-10-05, “Development Stage Entity.” The Company is still devoting substantially all of its efforts on establishing the business, and its planned principal operations have not commenced.  All losses accumulated, since inception, have been considered as part of the Company’s development stage activities.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, Eaton Scientific Systems, Ltd. (“ESSL”). All significant inter-company accounts and transactions have been eliminated.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The Company regularly evaluates estimates and assumptions related to long-lived assets and deferred income tax asset valuation allowances. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. All adjustments necessary for a fair statement of the results for the interim periods have been made, and all adjustments are of a normal recurring nature. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

Cash and Cash Equivalents, Policy

Cash and Cash Equivalents

The Company considers all highly liquid instruments with maturity of three months or less at the time of purchase to be cash equivalents. As of July 31, 2013 and January 31, 2013, the Company had no cash equivalents.

Property and Equipment

Property and Equipment

Property and equipment is comprised of office equipment, recorded at cost and depreciated using the straight-line method over the estimated useful lives of 5 to 7 years. Maintenance and repairs are charged to expense as incurred. Significant renewals and betterments are capitalized.  During the six months ended July 31, 2013 and the year ended January 31, 2013, respectively, $10,763 and $1,668 were capitalized to property and equipment.

Intangible Assets

Intangible Assets

Intangible assets consist of legal and other costs incurred in connection with the development of pending patents, and are capitalized and amortized over the shorter of the economic or legal life of the patent and/or software license. During the six months ended July 31, 2013 and the year ended January 31, 2013, respectively, $11,074 and $8,751 were capitalized to intangible assets.

Impairment of Long-lived Assets

Impairment of Long-Lived Assets

The Company’s long-lived assets, including intangibles, are reviewed for impairment whenever events or changes in circumstances indicate that the historical-cost carrying value of an asset may no longer be appropriate. The Company assesses recoverability of the asset by comparing the undiscounted future net cash flows expected to result from the asset to its carrying value. If the carrying value exceeds the undiscounted future net cash flows of the asset, an impairment loss is measured and recognized. An impairment loss is measured as the difference between the net book value and the fair value of the long-lived asset.

Due to the Company’s recurring losses, the costs related to its patents were evaluated for impairment and it was determined that future cash flows were sufficient for recoverability of the asset. There can be no assurance, however, that market conditions will not change or demand for the Company’s products under development will continue.  Either of these could result in future impairment of long-lived assets.

Financial Instruments

Financial Instruments

Pursuant to ASC 820, Fair Value Measurements and Disclosures and ASC 825, Financial Instruments, an entity is required to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 and 825 establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 and 825 prioritizes the inputs into three levels that may be used to measure fair value:

Level 1      Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2      Level 2 applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3      Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company’s financial instruments consist principally of cash, accounts payable, and accrued liabilities. Pursuant to ASC 820 and 825, the fair value of cash is determined based on “Level 1” inputs, which consist of quoted prices in active markets for identical assets. The recorded values of all other financial instruments approximate their current fair values because of their nature and respective maturity dates or durations.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with ASC 605, Revenue Recognition. Revenue is recognized only when the price is fixed or determinable, persuasive evidence of an arrangement exists, the service has been provided, and collectability is reasonably assured.  As of July 31, 2013 and January 31, 2013, no revenue has been recognized, as the Company has not commenced operations.

Stock-based Compensation

Stock-Based Compensation

The Company records stock-based compensation in accordance with ASC 718, Share-Based Payments, using the fair value method. All transactions in which goods or services are the consideration received for the issuance of equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable. Equity instruments issued to employees and the cost of the services received as consideration are measured and recognized based on the fair value of the equity instruments issued.

Basic and Diluted Net Income (loss) Per Share

Basic and Diluted Net Income (Loss) Per Share

The Company computes net income (loss) per share in accordance with ASC 260, Earning per Share.  ASC 260 requires presentation of both basic and diluted earnings per share (EPS) on the face of the income statement. Basic EPS is computed by dividing net income (loss) available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period using the treasury stock method and convertible preferred stock using the if-converted method. In computing Diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excludes all dilutive potential shares if their effect is anti dilutive.

Comprehensive Loss

Comprehensive Loss

ASC 220, Comprehensive Income, establishes standards for the reporting and display of comprehensive loss and its components in the financial statements. As at July 31, 2013 and January 31, 2013, the Company has no items that represent comprehensive loss and, therefore, has not included a schedule of comprehensive loss in the financial statements.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Company evaluates the pronouncements of various authoritative accounting organizations, primarily the Financial Accounting Standards Board (“FASB”), the US Securities and Exchange Commission (“SEC”), and the Emerging Issues Task Force (“EITF”), to determine the impact of new pronouncements on US GAAP and the impact on the Company. The Company has recently adopted the following new accounting standards:

Adopted:

Effective January 2012, the Company adopted ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (ASU 2011-04). ASU 2011-04 represents the converged guidance of the Financial Accounting Standards Board (FASB) and the International Accounting Standards Board (IASB) on fair value measurement. A variety of measures are included in the update intended to either clarify existing fair value measurement requirements, change particular principles requirements for measuring fair value or for disclosing information about fair value measurements. For many of the requirements, the FASB does not intend to change the application of existing requirements under Accounting Standards Codification (ASC) Topic 820, Fair Value Measurements. ASU 2011-04 was effective for interim and annual periods beginning after December 15, 2011. The adoption of this update did not have a material impact on the consolidated financial statements.

Effective January 2012, the Company adopted ASU No. 2011-05, Presentation of Comprehensive Income (ASU 2011-05). ASU 2011-05 is intended to increase the prominence of items reported in other comprehensive income and to facilitate convergence of accounting guidance in this area with that of the IASB. The amendments require that all non-owner changes in shareholders’ equity be presented in a single continuous statement of comprehensive income or in two separate but consecutive statements. In December 2011, the FASB issued ASU No. 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 (ASU 2011-12). ASU 2011-12 defers the provisions of ASU 2011-05 that require the presentation of reclassification adjustments on the face of both the statement of income and statement of other comprehensive income. Amendments under ASU 2011-05 that were not deferred under ASU 2011-12 will be applied retrospectively for fiscal years, and interim periods within those years, beginning after December 15, 2011. The adoption of this update did not have a material impact on the consolidated financial statements.

Not Yet Adopted:

In February 2013, the FASB issued ASU No. 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive (ASU 2013-02). This guidance is the culmination of the FASB’s deliberation on reporting reclassification adjustments from accumulated other comprehensive income (AOCI). The amendments in ASU 2013-02 do not change the current requirements for reporting net income or other comprehensive income. However, the amendments require disclosure of amounts reclassified out of AOCI in its entirety, by component, on the face of the statement of operations or in the notes thereto. Amounts that are not required to be reclassified in their entirety to net income must be cross-referenced to other disclosures that provide additional detail. This standard is effective prospectively for annual and interim reporting periods beginning after December 15, 2012. The Company is evaluating the effect, if any, the adoption of ASU 2013-02 will have on its consolidated financial statements.

In April 2013, the FASB issued ASU No. 2013-07, Presentation of Financial Statements (Top 205): Liquidation Basis of Accounting. The objective of ASU No. 2013-07 is to clarify when an entity should apply the liquidation basis of accounting and to provide principles for the measurement of assets and liabilities under the liquidation basis of accounting, as well as any required disclosures. The amendments in this standard is effective prospectively for entities that determine liquidation is imminent during annual reporting periods beginning after December 15, 2013, and interim reporting periods therein. We are evaluating the effect, if any, adoption of ASU No. 2013-07 will have on our consolidated financial statements.

Other recent accounting pronouncements issued by the FASB (including its Emerging Issues Task Force), the American Institute of Certified Public Accountants, and the United States Securities and Exchange Commission did not or are not believed by management to have a material impact on the Company's present or future financial statements.

Property and Equipment (Tables)	6 Months Ended
Jul. 31, 2013
Tables/Schedules [Abstract]
Schedule of Property, Plant and Equipment
	July 31, 2013	January 31, 2013
Office equipment	$5,474	$1,668
Furniture and fixtures	6,958	-
Sub-total	12,432	1,668
Accumulated depreciation	(647)	-
Property and equipment, net	$11,785	$1,668

Intangible Assets (Tables)	6 Months Ended
Jul. 31, 2013
Tables/Schedules [Abstract]
Schedule of Intangible Assets

	July 31, 2013	January 31, 2013
Product development costs	$50,625	$44,806
Software license	5,256	-
Sub-total	55,881	44,806
Accumulated amortization	(15,641)	(13,749)
Intangible assets, net	$40,240	$31,057

Related Party Transactions (Tables)	6 Months Ended
Jul. 31, 2013
Tables/Schedules [Abstract]
Schedule of Related Party Transactions
	July 31, 2013	January 31, 2013
Related party loans
Loans to the Company	$61,370	$194,824
Notes payable for accrued compensation	273,000	273,000
Total related party loans	334,370	467,824
Related party payable
Accrued compensation	128,000	6,000
Reimbursable expenses	(9,056)	37
Total related party payable	118,944	6,037
Total related party transactions	$453,314	$473,861

Warrants and Options (Tables)	6 Months Ended
Jul. 31, 2013
Tables/Schedules [Abstract]
Schedule of Options Outstanding
Options Outstanding		Remaining	Exercise Price	Weighted
	Number of	Contractual Life	times Number	Average
Exercise Price	Shares	(in years)	of Shares	Exercise Price

$0.10	5,000,000	4.25	$500,000	$0.10
$0.25	1,500,000	4.25	375,000	$0.25
	6,500,000	4.25	$875,000	$0.20

Schedule of Options Activity
Options Activity		Weighted
	Number	Average
	of Shares	Exercise Price

Outstanding at January 31, 2013	6,500,000	$0.20
Issued	-	-
Exercised	-	-
Expired / Cancelled	-	-
Outstanding at July 31, 2013	6,500,000	$0.20

Income Taxes (Tables)	6 Months Ended
Jul. 31, 2013
Tables/Schedules [Abstract]
Schedule of Effective Income Tax Rate Reconciliation
	July 31, 2013	January 31, 2013

Income (Loss) Before Taxes	$(726,854)	$(570,344)
Statutory rate	34%	34%

Computed expected tax payable (recovery)	$247,200	$194,300
Non-deductible expenses	(800)	(400)
Change in valuation allowance	(246,400)	(193,900)

Reported income taxes	$–	$–

Schedule of Components of Income Tax Expense (Benefit)
	July 31, 2013	January 31, 2013

Net operating loss carried forward	$518,200	$271,900

Valuation allowance	(518,200)	(271,900)

Net deferred income tax asset	$–	$–

Nature of Business and Continuance of Operations: Share Exchange (Details) (Eaton Scientific Systems, Ltd.)	12 Months Ended
Jan. 31, 2013
Eaton Scientific Systems, Ltd.
Business Combination, Date of Agreement	Aug 23, 2012
Business Combination, Shares Acquired	25,000,000
Business Combination, Shares Acquired, Percent	100.00%
Business Combination, Shares Issued in Exchange	25,000,000
Business Combination, Total Shares Held by Acquiree	265,000,000
Business Combination, Total Shares Held by Acquiree, Percentage	59.80%
Business Combination, Total Shares Held by Lock-Up Agreements	135,779,375
Business Combination, Total Shares Held by Lock-Up Agreements, Percent	30.64%
Business Combination, Total Shares Held by Lock-Up Agreements, Term (in months)	24

Nature of Business and Continuance of Operations: Going Concern (Details) (USD $)	Jul. 31, 2013
Details [Abstract]
Working Capital Deficit	$ 235,567
Deficit Accumulated During Development Stage	$ 1,527,911

Summary of Significant Accounting Policies: Property and Equipment (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Property and Equipment, Additions During Period	$ 10,763	$ 1,668
Office Equipment | Minimum
Property and Equipment, Useful Life	5 years
Office Equipment | Maximum
Property and Equipment, Useful Life	7 years
Furniture and Fixtures | Minimum
Property and Equipment, Useful Life	5 years
Furniture and Fixtures | Maximum
Property and Equipment, Useful Life	7 years

Summary of Significant Accounting Policies: Intangible Assets (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Details [Abstract]
Intangible Assets, Additions During Period	$ 11,074	$ 8,751

Prepaid Expenses (Details) (USD $)	Jul. 31, 2013	Jan. 31, 2013
Details [Abstract]
Prepaid Consulting Fees	$ 0	$ 5,000

Property and Equipment: Schedule of Property and Equipment (Details) (USD $)	Jul. 31, 2013	Jan. 31, 2013
Details [Abstract]
Office Equipment	$ 5,474	$ 1,668
Furniture and Fixtures	6,958
Property and Equipment, Gross	12,432	1,668
Accumulated Depreciation	(647)
Property and Equipment, Net, Total	$ 11,785	$ 1,668

Property and Equipment (Details) (USD $)	6 Months Ended
	Jul. 31, 2013	Jul. 31, 2012
Details [Abstract]
Depreciation Expense	$ 647	$ 0

Intangible Assets: Schedule of Intangible Assets (Details) (USD $)	Jul. 31, 2013	Jan. 31, 2013
Details [Abstract]
Product Development Costs	$ 50,625	$ 44,806
Software License	5,256
Intangible Assets, Gross	55,881	44,806
Accumulated Amortization	(15,641)	(13,749)
Intagible Assets, Net, Total	$ 40,240	$ 31,057

Intangible Assets (Details) (USD $)	6 Months Ended
	Jul. 31, 2013	Jul. 31, 2012
Details [Abstract]
Amortization Expense	$ 1,890	$ 1,001

Related Party Transactions: Related Party Transactions (Details) (USD $)	Jul. 31, 2013	Jan. 31, 2013
Details [Abstract]
Loans to Company	$ 61,370	$ 194,824
Notes Payable, Accrued Compensation	273,000	273,000
Total Related Party Loans	334,370	467,824
Accrued Compensation	128,000	6,000
Reimbursable Expenses	(9,056)	37
Total Related Party Payable	118,944	6,037
Total Related Party Transactions	$ 453,314	$ 473,861

Related Party Transactions: Related Party Activity (Details) (USD $)	Jul. 31, 2013
Loans to Company
Current Period Increase (Decrease)	$ (133,454)
Ending Balance	61,370
Accrued Compensation
Current Period Increase (Decrease)	122,000
Ending Balance	128,000
Reimbursable Expenses
Current Period Increase (Decrease)	(9,093)
Ending Balance	(9,056)
Notes Payable, Accrued Compensation
Current Period Increase (Decrease)
Ending Balance	$ 273,000

Related Party Transactions (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Related Party Transaction, Accrued Interest	$ 27,586	$ 14,414
Huntington Chase Financial Group, Promissory Note 1
Related Party Transaction, Date	Aug 31, 2012
Related Party Transaction, Amounts of Transaction	168,000
Related Party Transaction, Term (in years)	3
Related Party Transaction, Interest Rate	7.00%
Related Party Transaction, Accrued Interest	10,761	4,930
Huntington Chase Financial Group, Consulting Agreement
Related Party Transaction, Date	Jan 1, 2013
Related Party Transaction, Monthly Fee	15,000
Related Party Transaction, One-Time Payment	90,000
Related Party Transaction, Accrued Compensation	90,000
Huntington Chase Financial Group, Promissory Note 2
Related Party Transaction, Date	Jan 31, 2013
Related Party Transaction, Amounts of Transaction	105,000
Related Party Transaction, Term (in years)	3
Related Party Transaction, Interest Rate	7.00%
Related Party Transaction, Accrued Interest	3,645	0
Huntington Chase Financial Group, Convertible Promissory Note
Related Party Transaction, Date	Jan 7, 2013
Related Party Transaction, Amounts of Transaction	195,000
Related Party Transaction, Interest Rate	6.00%
Related Party Transaction, Accrued Interest	13,180	9,485
Related Party Transaction, Repayments	133,454	176
Related Party Transaction, Principal Balance	61,370	194,824
Michael Borkowski
Related Party Transaction, Date	Sep 1, 2012
Related Party Transaction, Term (in years)	3
Related Party Transaction, Accrued Compensation	38,000	6,000
Related Party Transaction, Annual Salary	72,000
Related Party Transaction, Contingent Bonus	100,000
Related Party Transaction, Stock Options Granted	$ 5,000,000

Notes and Loans Payable (Details) (USD $)	Jul. 31, 2013	Jan. 31, 2013	Jan. 07, 2013
Details [Abstract]
Convertible Promissory Note, Principal Amount			$ 250,000
Convertible Promissory Note, Term (in years)			2
Convertible Promissory Note, Interest Rate			6.00%
Convertible Promissory Note, Accrued Interest	$ 8,424	$ 986

Commitments and Contingencies (Details) (USD $)	12 Months Ended		6 Months Ended
	Jan. 31, 2013 David Stark	Jul. 31, 2013 David Stark	Jul. 31, 2013 American Institute of Research
Contractual Obligation, Date of Contract	Sep 1, 2012		May 14, 2013
Contractual Obligation, Monthly Fee	$ 4,000
Contractual Obligation, Accrued Fees	11,000	32,500
Contractual Obligation, Appx Total Cost			257,875
Contractual Obligation, Maximum Subjects			50
Contractual Obligation, Cost Per Subject			5,037.5
Contractual Obligation, Other Expected Costs, Total			$ 6,000

Common Stock: Change in Authorized Shares (Details) (USD $)	12 Months Ended
Jan. 31, 2013
Details [Abstract]
Common Stock, Increase in Authorized Shares, Date	Feb 27, 2012
Common Stock, Increase in Authorized Shares, Original Shares Authorized	100,000,000
Common Stock, Increase in Authorized Shares, New Shares Authorized	650,000,000
Preferred Stock, Decrease in Authorized Shares, Original Shares Authorized	100,000,000
Preferred Stock, Decrease in Authorized Shares, New Shares Authorized	50,000,000
Common Stock, Change in Par Value, Original Par Value	$ 0.001
Common Stock, Change in Par Value, New Par Value	$ 0.0001

Common Stock: Recent Activity (Details) (USD $)	1 Months Ended
	Aug. 31, 2012	Jul. 31, 2012	Jun. 30, 2012
Common Stock, Shares
Stock Compensation, Shares Issued			1,409,375
Reverse Stock Split, Conversion Ratio		4.1
Reverse Stock Split, Shares Held Pre-Split		100,000,000
Reverse Stock Split, Reduction in Shares		(75,000,000)
Reverse Stock Split, Shares Held Post-Split		25,000,000
Share Exchange, Effects on Capital	418,000,686
Common Stock, Value of Stock Compensation
Stock Compensation, Value			5,638
Additional Paid-in Capital
Stock Compensation, Value			5,497
Share Exchange, Effects on Capital	41,800

Common Stock: Shares Issued and Outstanding (Details)	Jul. 31, 2013	Jan. 31, 2013
Common Stock, shares outstanding	443,000,686	443,000,686
Common Stock, Shares
Common Stock, shares outstanding	443,000,686	443,000,686

Warrants and Options (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
2012 Employee Stock Option Plan
ESOP, Date of Plan		Sep 1, 2012
ESOP, Options Reserved, Total		25,000,000
ESOP Options Granted, Shares		6,500,000
ESOP Options Granted, Value, Method Used		Black-Scholes
ESOP Options Granted, Value Per Share		$ 0.41
ESOP Options Granted, Value, Total		$ 2,665,000
ESOP Options Granted, Value, Amortization Period (in months)	15	24
ESOP Options Granted, Value, Current Period Expense	444,166	222,083
ESOP Options Granted, Value, Remaining to be Expensed	$ 1,998,751	$ 2,442,917
ESOP Grants, Officer
ESOP Options Granted, Shares		5,000,000
ESOP Options Granted, Exercise Price		$ 0.1
ESOP Options Granted, Term (in years)		5
ESOP Options Granted, Vesting Term (years)		2
ESOP Grants, Consultant
ESOP Options Granted, Shares		1,500,000
ESOP Options Granted, Exercise Price		$ 0.25
ESOP Options Granted, Term (in years)		5
ESOP Options Granted, Vesting Term (years)		2

Warrants and Options: Options Outstanding (Details) (USD $)	6 Months Ended
Jul. 31, 2013
ESOP Options Outstanding, Shares	6,500,000
ESOP Options Outstanding, Remaining Life (in years)	4 years 3 months
ESOP Options Outstanding, Exercise Price x Shares	$ 875,000
ESOP Options Outstanding, Weighted Avg Exercise Price	$ 0.2
$0.10
ESOP Options Outstanding, Shares	5,000,000
ESOP Options Outstanding, Remaining Life (in years)	4 years 3 months
ESOP Options Outstanding, Exercise Price x Shares	500,000
ESOP Options Outstanding, Weighted Avg Exercise Price	$ 0.1
$0.25
ESOP Options Outstanding, Shares	1,500,000
ESOP Options Outstanding, Remaining Life (in years)	4 years 3 months
ESOP Options Outstanding, Exercise Price x Shares	$ 375,000
ESOP Options Outstanding, Weighted Avg Exercise Price	$ 0.25

Warrants and Options: Options Activity (Details) (Stock Options, USD $)	Jul. 31, 2013
Stock Options
ESOP Options, Beginning	6,500,000
ESOP Options, Beginning, Weighted Avg Exercise Price	$ 0.2
ESOP Options, Ending	6,500,000
ESOP Options, Ending, Weighted Avg Exercise Price	$ 0.2

Income Taxes: Schedule of Effective Income Tax Rate Reconciliation (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Details [Abstract]
Income (Loss) Before Taxes	$ (726,854)	$ (570,344)
Statutory Rate	34.00%	34.00%
Computed Expected Tax Payable (Recovery)	247,200	194,300
Non-Deductible Expenses	(800)	(400)
Change in Valuation Allowance	$ (246,400)	$ (193,900)

Income Taxes: Schedule of Components of Income Tax Expense (Benefit) (Details) (USD $)	Jul. 31, 2013	Jan. 31, 2013
Details [Abstract]
Net Operating Loss Carryforward	$ 518,200	$ 271,900
Valuation Allowance	$ (518,200)	$ (271,900)